As filed with the Securities and Exchange Commission on November 29, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Emily R. Enslow, Vice President/Secretary
Advisors Series Trust
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6872

Date of fiscal year end:  December 31, 2018

Date of reporting period:  September 30, 2018

Item 1. Schedules of Investments.

Kellner Merger Fund
Schedule of Investments
at September 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 90.9%
	Accommodation - 2.0%
1	Marriott Vacations Worldwide Corp.	$56
122,300	Pinnacle Entertainment, Inc. (a)	4,120,287
		4,120,343

	Ambulatory Health Care Services - 3.0%
135,400	Envision Healthcare Corp. (a)	6,191,842

	Broadcasting (except Internet) - 0.6%
51,500	Sky plc (b)	1,160,599

	Chemical Manufacturing - 1.7%
45,100	Akorn, Inc. (a)	585,398
38,700	KMG Chemicals, Inc.	2,924,172
		3,509,570

	Computer and Electronic Product Manufacturing - 11.4%
50,133	Dell Technologies, Inc. - Class V (a)	4,868,917
209,500	NXP Semiconductors NV (b)(c)	17,912,250
47,800	Sparton Corp. (a)	689,754
		23,470,921
	Credit Intermediation and Related Activities - 4.0%
178,800	MB Financial, Inc. (c)	8,244,468

	Food and Beverage Stores - 1.0%
61,700	SUPERVALU, Inc. (a)	1,987,974

	Food Manufacturing - 9.6%
286,500	Pinnacle Foods, Inc. (c)	18,568,065
8,200	SodaStream International Ltd. (a)(b)	1,173,256
		19,741,321
	Funds, Trusts, and Other Financial Vehicles - 1.6%
150,200	Enercare, Inc. (a)(b)	3,365,299

	Health and Personal Care Stores - 5.2%
112,000	Express Scripts Holding Co. (a)	10,641,120

	Hospitals - 1.8%
57,600	LifePoint Health, Inc. (a)	3,709,440

	Insurance Carriers and Related Activities - 12.0%
87,800	Aetna, Inc. (c)	17,810,230
216,300	AmTrust Financial Services, Inc.	3,140,676
70,700	Aspen Insurance Holdings Ltd. (b)	2,955,260
10,900	Navigators Group, Inc.	753,190
		24,659,356
	Management of Companies and Enterprises - 1.5%
136,800	CoBiz Financial, Inc.	3,028,752

	Miscellaneous Store Retailers - 0.1%
12,900	Rent-A-Center, Inc. (a)	185,502

	Motion Picture and Sound Recording Industries - 5.8%
259,900	Twenty-First Century Fox, Inc. - Class A (c)	12,041,167

	Nonmetallic Mineral Product Manufacturing - 1.0%
48,500	USG Corp. (a)	2,100,535

	Oil and Gas Extraction - 2.9%
175,800	Ocean Rig UDW, Inc. - Class A (a)(b)	6,086,196

	Paper Manufacturing - 2.4%
147,500	KapStone Paper and Packaging Corp.	5,001,725

	Petroleum and Coal Products Manufacturing - 5.6%
75,870	Andeavor	11,646,045

	Pipeline Transportation - 8.1%
29,400	Dominion Energy Midstream Partners LP	526,260
257,700	Energy Transfer Partners LP	5,736,402
289,860	Spectra Energy Partners LP	10,350,900
		16,613,562
	Professional, Scientific, and Technical Services - 2.7%
20,800	Dun & Bradstreet Corp.	2,964,208
62,800	Syntel, Inc. (a)	2,573,544
		5,537,752
	Publishing Industries (except Internet) - 5.6%
236,700	CA, Inc. (c)	10,450,305
29,800	Tribune Media Co. - Class A	1,145,214
		11,595,519
	Telecommunications - 1.3%
28,120	AT&T, Inc.	944,270
24,700	T-Mobile U.S., Inc. (a)	1,733,446
		2,677,716
	TOTAL COMMON STOCKS (Cost $187,085,801)	187,316,724

	REITS - 10.7%
	Real Estate - 10.7%
402,800	Forest City Realty Trust, Inc. - Class A	10,106,252
434,800	Gramercy Property Trust (c)	11,930,912
2	Prologis, Inc.	135
	TOTAL REITS (Cost $22,044,287)	22,037,299

	MONEY MARKET DEPOSIT ACCOUNTS - 0.7%
1,452,237	U.S. Bank Money Market Deposit Account, 2.05% (d)	1,452,237
	TOTAL MONEY MARKET DEPOSIT ACCOUNTS (Cost $1,452,237)	1,452,237

	Total Investments in Securities (Cost $210,582,325) - 102.3%	210,806,260
	Liabilities in Excess of Other Assets - (2.3)%	(4,692,070)
	NET ASSETS - 100.0%	$206,114,190

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of September 30, 2018.
REIT	Real Estate Investment Trust

Kellner Merger Fund
Schedule of Securities Sold Short
at September 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 34.9%
	Broadcasting (except Internet) - 0.9%
6,854	Sinclair Broadcast Group, Inc. - Class A	$194,311
13,515	Walt Disney Co.	1,580,444
		1,774,755
	Computer and Electronic Product Manufacturing - 0.4%
7,740	Cabot Microelectronics Corp.	798,536

	Credit Intermediation and Related Activities - 4.6%
23,256	BOK Financial Corp.	2,262,344
259,260	Fifth Third Bancorp	7,238,539
		9,500,883
	Food Manufacturing - 3.1%
186,052	Conagra Brands, Inc.	6,320,186

	Health and Personal Care Stores - 3.5%
92,411	CVS Health Corp.	7,274,594

	Insurance Carriers and Related Activities - 2.8%
27,263	Cigna Corp.	5,677,520

	Oil and Gas Extraction - 0.0%
1	Concho Resources, Inc. (a)	153

	Performing Arts, Spectator Sports, and Related Industries - 0.8%
51,268	Penn National Gaming, Inc. (a)	1,687,743

	Petroleum and Coal Products Manufacturing - 6.8%
176,223	Marathon Petroleum Corp.	14,092,553

	Pipeline Transportation - 5.0%
322,035	Enbridge, Inc. (b)	10,398,510

	Publishing Industries (except Internet) - 1.3%
16,762	VMware, Inc. - Class A (a)	2,615,878

	Support Activities for Mining - 1.9%
283,531	Transocean Ltd. (a)(b)	3,955,257

	Telecommunications - 0.8%
240,834	Sprint Corp. (a)	1,575,054

	Utilities - 3.0%
7,256	Dominion Energy, Inc.	509,952
329,856	Energy Transfer Equity LP	5,749,390
		6,259,342
	TOTAL COMMON STOCKS (Proceeds $70,510,722)	71,930,964

	EXCHANGE-TRADED FUNDS - 0.8%
8,700	iShares PHLX Semiconductor ETF	1,609,935
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,600,703)	1,609,935

	REITS - 0.0%
	Real Estate - 0.0%
6	Annaly Capital Management, Inc.	61
	TOTAL REITS (Proceeds $63)	61
	Total Securities Sold Short (Proceeds $72,111,488)	$73,540,960

(a)	Non-income producing security.
(b)	Foreign issued security.
REIT	Real Estate Investment Trust

Kellner Merger Fund
Schedule of Options Written
at September 30, 2018 (Unaudited)

Contracts		Value
	PUT OPTIONS - 0.0%
7	VMware, Inc. - Class A	$630
	Expiration: October 2018, Exercise Price: $145.00
	Notional amount: $2,086
	TOTAL OPTIONS WRITTEN (Premiums received $2,086)	$630

Kellner Merger Fund
Schedule of Swap Contracts
at September 30, 2018 (Unaudited)

Security	Termination Date	Pay/Receive on Financing Rate	Financing Rate	Payment Frequency	Shares	Notional Amount	Net Unrealized Appreciation*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
Aetna, Inc.	9/20/2028	Pay	0.500% + 1 Week USD LIBOR	Monthly	22,500	$ 4,539,600	$ 24,525	Goldman Sachs & Co.
Andeavor	8/10/2028	Pay	0.500% + 1 Week USD LIBOR	Monthly	35,000	5,303,725	68,775	Goldman Sachs & Co.
Sky plc	7/28/2028	Pay	0.500% + 1 Week GBP LIBOR	Monthly	32,000	634,731	86,418	Goldman Sachs & Co.
SodaStream International Ltd.	9/20/2028	Pay	0.500% + 1 Week USD LIBOR	Monthly	37,500	5,362,500	3,000	Goldman Sachs & Co.

							$ 182,718

GBP - British Pound Sterling
LIBOR - London Interbank Offered Rate
* Based on the net swap contract value held at the counterparty, net unrealized appreciation is an asset.

Kellner Merger Fund
Notes to the Schedule of Investments
September 30, 2018 (Unaudited)

Note 1 – Securities Valuation

The Kellner Merger Fund's (the "Fund") investments in securities are carried at their fair value.  The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks and real estate investment trusts ("REITs"), that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Fund may invest without limitation in securities of foreign companies.  Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry. Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Options are valued using the composite pricing via the National Best Bid and Offer quotes. Composite pricing looks at the last trade on the exchange where the option is traded. If there are no trades for an option on a given business day, as of closing, the Fund will value the option at the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Options that are valued based on quoted prices from the exchange are categorized in level 1 of the fair value hierarchy. Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Total return swap contracts are valued based on the valuation furnished by the independent pricing service and are generally classified in level 2.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund's administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's securities as of September 30, 2018:
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Accomodation and Food Services	$4,120,343	$-	$-	$4,120,343
Finance and Insurance	36,269,123	-	-	36,269,123
Health Care and Social Assistance	9,901,282	-	-	9,901,282
Information	27,475,001	-	-	27,475,001
Management of Companies And Enterprises	3,028,752	-	-	3,028,752
Manufacturing	65,470,117	-	-	65,470,117
Mining, Quarrying, and Oil and Gas Extraction	6,086,196	-	-	6,086,196
Professional, Scientific, and Technical Services	5,537,752	-	-	5,537,752
Retail Trade	12,814,596	-	-	12,814,596
Transportation and Warehousing	16,613,562	-	-	16,613,562
Total Common Stocks	187,316,724	-	-	187,316,724
REITS	22,037,299	-	-	22,037,299
Money Market Deposit Accounts	1,452,237	-	-	1,452,237
Total Investments in Securities	$210,806,260	$-	$-	$210,806,260
Swap Contracts*	$-	$182,718	$-	$182,718
Liabilities:
Securities Sold Short	$73,540,960	$-	$-	$73,540,960
Written Put Options	$630	$-	$-	$630

*Swap contracts are valued at the net unrealized appreciation on the instrument by counterparty.

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at September 30, 2018, the end of the reporting period.  During the period ended September 30, 2018, the Fund recognized no transfers between levels.

Note 2 – Derivative Transactions

The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Fund's investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund's overall strategy in a manner deemed appropriate to the Advisor and consistent with the Fund's investment objective and policies.

When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent it does not hold the security, will maintain a segregated account with the Fund's custodian consisting of cash or high-grade securities equal to the market value of the option, marked to market daily.  In lieu of maintaining cash or high-grade securities in a segregated account, the Fund may earmark cash or high-grade securities on the Fund's records or hold offsetting positions.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The Fund may enter into total return swap agreements.  A total return swap entered into by the Fund is a derivative contract that transfers the market risk of underlying assets.  The notional amount of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange.  The total return swaps are marked-to- market daily and any change is recorded in unrealized gains/(loss) on the statement of operations.  A gain or loss will be realized when the total return swap contracts are liquidated and will be presented as net realized gain or loss on swap contracts on the statement of operations.

The Fund may invest in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position.  Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap.  Total return swap contracts are marked-to-market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss.  Total return swaps normally do not involve the delivery of securities or other underlying assets.  If the counterparty to a total return swaps defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.  Total return swaps are derivatives and their value can be volatile.  To the extent that an advisor does not accurately analyze and predict future market trends, the values of assets or economic factors, the Fund may suffer a loss, which may exceed the related amounts shown in the statement of assets and liabilities.  Periodic payments received or paid by the Fund are recorded as realized gains or losses.  Total return swap contracts outstanding at period end are listed after the Fund's schedule of investments.

Average Balance Information

The average monthly market values of purchased and written options during the period ended September 30, 2018 were $0 and $692, respectively.  The average monthly notional values of long and short total return swaps held by the Fund during the period ended September 30, 2018 were $2,751,545 and $0, respectively.

Item 2. Controls and Procedures.

(a)
The Registrant's Vice President/Secretary/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Emily R. Enslow
                                              Emily R. Enslow, Vice President/Secretary/
                                              Principal Executive Officer

Date                                                          11/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Emily R. Enslow
                                              Emily R. Enslow, Vice President/Secretary/
                                              Principal Executive Officer

Date                                                          11/29/2018

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Vice President/Treasurer/
                                              Principal Financial Officer

Date                                                          11/29/2018

* Print the name and title of each signing officer under his or her signature.